SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 151,262
Gain on debt extinguishment	(25,969)	$ 17,503
Change in fair value included in statements of operations	530,330	99,111
Ending balance	423,209	151,262
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	151,262	54,220
Initial fair value of embedded conversion option derivative liability recorded as debt discount	93,668
Gain on debt extinguishment	(352,051)	(2,069)
Change in fair value included in statements of operations	530,330	99,111
Ending balance	$ 423,209	$ 151,262